UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07850

Allegiant Advantage Fund

(Exact name of registrant as specified in charter)

760 Moore Road

King of Prussia, PA 19406

(Address of principal executive offices) (Zip code)

Audrey C. Talley, Esq.

Drinker Biddle & Reath LLP

One Logan Square

18th & Cherry Streets

Philadelphia, PA 19103-6996

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-364-4890

Date of fiscal year end: May 31

Date of reporting period: August 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule of Investments is attached herewith.

Allegiant Advantage Institutional Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2006 (Unaudited)

	Par (000)	Value (000)
COMMERCIAL PAPER† — 46.1%
Banks — 1.4%
Societe Generale North America
5.380%, 10/11/06	$4,000	$3,976
5.380%, 10/12/06	2,755	2,738
Westpac Banking
5.290%, 11/10/06	15,000	14,846

		21,560

Finance-Automotive — 3.0%
DaimlerChrysler Revolving Auto Conduit
5.270%, 09/21/06	20,000	19,941
5.270%, 10/12/06	10,000	9,940
5.270%, 11/16/06	10,000	9,889
FCAR Owner Trust II
5.270%, 09/20/06	7,570	7,549

		47,319

Financial Conduits — 37.2%
Amstel Funding
5.370%, 09/22/06	10,000	9,969
5.280%, 10/16/06	5,256	5,221
5.370%, 10/16/06	5,379	5,343
5.280%, 11/17/06	10,000	9,887
Atlantis One Funding
5.260%, 10/23/06	15,000	14,886
5.290%, 11/14/06	15,000	14,837
5.260%, 11/28/06	10,000	9,871
Barton Capital
5.260%, 10/11/06	10,000	9,941
Cancara Asset Securitization
5.350%, 09/05/06	10,000	9,994
5.290%, 11/15/06	5,000	4,945
Ciesco
5.270%, 10/17/06	10,000	9,933
Clipper Receivables
5.280%, 11/08/06	15,000	14,850
CRC Funding LLC
5.350%, 09/20/06	10,000	9,972
5.260%, 10/16/06	3,000	2,980
Fountain Square Funding
5.360%, 09/11/06	6,950	6,940
5.300%, 11/13/06	15,000	14,839
Galaxy Funding
5.270%, 11/15/06	15,000	14,835
5.275%, 11/24/06	15,000	14,815
Gemini Securitization
5.265%, 09/20/06	15,000	14,958
5.390%, 10/30/06	15,000	14,867
Greyhawk Funding LLC
5.260%, 09/05/06	20,000	19,988
5.260%, 09/19/06	10,000	9,974
5.260%, 09/29/06	10,000	9,959
Liberty Street Funding
5.400%, 10/25/06	5,000	4,959
5.300%, 11/13/06	6,000	5,936
Market Street Funding
5.280%, 09/01/06	15,000	15,000
5.260%, 09/07/06	10,000	9,991
5.260%, 10/13/06	10,000	9,939
5.400%, 10/23/06	10,000	9,922
Mont Blanc Capital
5.260%, 09/21/06	13,105	13,067
5.290%, 11/15/06	$20,000	$19,780
New Center Asset Trust
5.350%, 09/05/06	15,000	14,991
5.270%, 10/02/06	15,000	14,932
Old Line Funding
5.380%, 09/12/06	14,826	14,802
5.265%, 10/25/06	10,000	9,921
Perry Global Funding LLC
5.380%, 10/04/06	1,000	995
Public Square Funding
5.280%, 09/01/06	40,000	40,000
Scaldis Capital LLC
5.380%, 10/23/06	14,736	14,621
5.275%, 11/27/06	15,000	14,809
Sheffield Receivables
5.310%, 09/07/06	15,000	14,987
5.260%, 09/29/06	10,000	9,959
Solitaire Funding
5.265%, 10/23/06	15,000	14,886
Three Pillars Funding
5.380%, 09/01/06	10,000	10,000
5.320%, 09/07/06	10,000	9,991
Three Rivers Funding
5.280%, 09/18/06	3,558	3,549
5.280%, 09/21/06	3,626	3,615
5.390%, 10/26/06	10,000	9,918
Thunder Bay Funding LLC
5.330%, 09/05/06	10,000	9,994
Transamerica Asset Funding
5.360%, 09/01/06	10,224	10,224
5.330%, 09/06/06	7,284	7,279
Variable Funding Capital
5.260%, 09/21/06	15,000	14,956

		586,827

Financial Services — 3.8%
Dexia Delaware LLC
5.260%, 11/21/06	20,000	19,763
HBOS Treasury Services
5.285%, 11/17/06	20,000	19,774
UBS Americas
5.290%, 09/21/06	10,000	9,971
UBS Finance
5.270%, 10/24/06	11,225	11,138

		60,646

Retail — 0.7%
Wal-Mart Funding
5.380%, 10/24/06	10,834	10,748

Total Commercial Paper (Cost $727,100)		727,100

CORPORATE BONDS — 16.3%
Banks — 7.5%
American Express Bank (FRN)
5.284%, 10/25/06	10,000	10,000
5.288%, 01/26/07	5,000	5,000
5.340%, 08/10/07	10,000	10,000
Bank One (FRN) (MTN)
5.439%, 09/15/06	9,500	9,500
Canadian Imperial Bank of Commerce (FRN) (MTN)
5.514%, 03/20/07	10,000	10,007

Allegiant Advantage Institutional Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2006 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Banks — continued
Citigroup (FRN)
5.570%, 01/12/07	$10,000	$10,003
JPMorgan Chase (FRN) (MTN)
5.526%, 12/18/06	6,800	6,803
Royal Bank of Scotland (FRN)
5.410%, 11/24/06 (A)	15,500	15,501
State Street Bank & Trust (FRN)
5.399%, 11/22/06	1,000	1,000
5.299%, 12/15/06	10,100	10,100
Wachovia Bank (FRN)
5.300%, 10/02/06	7,000	7,000
Wells Fargo (FRN)
5.419%, 09/15/06	23,000	23,001

		117,915

Financial Services — 8.8%
American Express Credit (FRN) (MTN)
5.465%, 09/19/06	5,100	5,100
General Electric Capital (FRN)
5.526%, 09/18/06	10,000	10,001
5.412%, 12/08/06	15,000	15,002
Goldman Sachs (FRN) (MTN)
5.660%, 10/27/06	15,875	15,879
5.647%, 01/09/07	5,080	5,083
5.504%, 05/11/07	10,000	10,010
Greenwich Capital (FRN)
5.366%, 10/05/06	5,000	5,000
HBOS Treasury Services (FRN)
5.580%, 01/12/07 (A)	20,000	20,008
MBIA Global Funding (FRN)
5.325%, 02/20/07 (A)	6,000	6,001
Merrill Lynch (FRN) (MTN)
5.660%, 10/27/06	15,040	15,044
5.362%, 05/29/07	15,000	15,000
Morgan Stanley (FRN)
5.530%, 02/15/07	16,875	16,885

		139,013

Insurance — 0.0%
Principal Life Global Funding I (FRN)
5.542%, 11/13/06 (A)	1,000	1,000

Total Corporate Bonds (Cost $ 257,928)		257,928

CERTIFICATES OF DEPOSIT — 16.1%
Domestic — 4.2%
BB&T
5.410%, 09/20/06	20,000	20,000
Citibank
5.360%, 11/16/06	10,000	10,000
M&I Marshall & Ilsley Bank
5.440%, 10/25/06	10,000	10,000
Wells Fargo Bank
5.390%, 09/05/06	20,000	20,000
5.120%, 03/09/07	6,000	5,995

		65,995

Euro — 4.4%
BNP Paribas
5.090%, 12/13/06	15,000	14,994
5.555%, 12/28/06	15,000	15,008
Deutsche Bank
5.160%, 10/13/06	$15,000	$15,000
HSBC Bank
5.250%, 11/08/06	10,000	10,000
Societe Generale
4.200%, 09/01/06	5,000	5,000
4.910%, 11/07/06	10,000	9,998

		70,000

Yankee — 7.5%
Abbey National Treasury Services CT
5.360%, 12/22/06	15,000	15,000
Barclays Bank PLC NY
5.400%, 09/18/06	10,000	10,000
5.310%, 10/16/06	15,000	15,000
Canadian Imperial Bank of Commerce NY
5.410%, 09/21/06	10,000	10,000
5.460%, 10/16/06	2,000	2,000
Credit Suisse NY
5.430%, 09/26/06	1,000	1,000
5.380%, 05/17/07	10,000	10,000
Deutsche Bank NY
4.800%, 10/26/06	2,000	1,997
Lloyds TSB Bank PLC NY
5.330%, 09/12/06	15,000	15,000
Societe Generale NY
5.150%, 09/05/06	8,000	8,000
Svenska Handelsbanken NY
5.410%, 09/20/06	20,000	20,000
5.055%, 02/20/07	10,000	9,998

		117,995

Total Certificates of Deposit (Cost $253,990)		253,990

MUNICIPAL SECURITIES — 4.5%
California — 0.5%
Tulare County Public Financing Authority, Millenium Fund Program (RB) (LOC - Bayerische Landesbank) (VRDN)
5.370%, 08/01/34	8,168	8,168

Colorado — 0.4%
Colorado Housing & Finance Authority (RB) (VRDN)
5.380%, 11/01/36	1,120	1,120
Denver City & County School District (COP) Series A (AMBAC) (VRDN)
5.310%, 12/15/18	4,870	4,870

		5,990

Connecticut — 0.5%
Connecticut State Housing Finance Authority (RB) Series F-1 (AMBAC) (VRDN)
5.290%, 11/15/16	7,940	7,940

Georgia — 0.3%
The Ultima @ Eagles Landing LLC (RB) (LOC - SunTrust Bank) (VRDN)
5.360%, 04/01/25	4,750	4,750

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Massachusetts — 0.6%
Massachusetts State Housing Finance Agency (RB) Series A (FSA) (VRDN)
5.310%, 01/01/44	$8,808	$8,808

North Carolina — 0.1%
Greensboro (GO) Series C (VRDN)
5.310%, 04/01/14	1,560	1,560

Ohio — 0.4%
Tennis for Charity (RB) (LOC - JPMorgan Chase) (VRDN)
5.310%, 12/01/29	6,500	6,500

Pennsylvania — 0.2%
Pennsylvania Economic Development Financing Authority (RB) Series B3 (LOC - PNC Bank) (VRDN)
5.310%, 08/01/25	3,700	3,700

Tennessee — 0.8%
Tennessee State (GO)
5.180%, 09/01/06	2,400	2,400
5.400%, 09/12/06	10,000	10,000

		12,400

Texas — 0.4%
Texas State (GO) (VRDN)
5.310%, 06/01/20	7,000	7,000

Washington — 0.3%
Seattle (GO) Series C
5.380%, 01/15/26	4,270	4,270

Total Municipal Securities (Cost $71,086)		71,086

MASTER NOTES — 1.9%
Banks — 1.9%
Bank of America (FRN)
5.382%, 02/15/07	10,000	10,000
5.382%, 03/14/07	10,000	10,000
5.382%, 08/03/07	10,000	10,000

Total Master Notes (Cost $30,000)		30,000

FUNDING AGREEMENTS — 1.9%
MetLife Funding Agreement (FRN)
5.466%, 09/15/06 (B)	10,000	10,000
New York Life Funding Agreement (FRN)
5.558%, 06/06/07 (B)	20,000	20,000

Total Funding Agreements (Cost $30,000)		30,000

U.S. GOVERNMENT AGENCY OBLIGATION — 0.5%
Federal Home Loan Bank — 0.5%
Federal Home Loan Bank (FRN)
5.307%, 12/22/06	8,000	7,999
(Cost $7,999)

	Number of Shares	Value (000)
MONEY MARKET FUNDS — 2.0%
AIM STIT Liquid Assets Portfolio	5,775,766	$5,776
BlackRock Liquidity Funds TempFund	25,750,000	25,750

Total Money Market Funds (Cost $31,526)		31,526

	Par (000)
REPURCHASE AGREEMENTS — 11.1%
Bank of America 5.280% (dated 08/31/06, due 09/01/06, repurchase price $46,006,747, collateralized by Federal Home Loan Mortgage Corporation Bond, 5.000%, due 09/01/35, total market value $46,920,001)	$46,000	46,000
Deutsche Bank 5.290% (dated 08/31/06, due 09/01/06, repurchase price $49,007,200, collateralized by Federal Home Loan Mortgage Corporation Bonds and Federal National Mortgage Association Bonds, 2.822% to 6.557%, due 08/01/08 to 09/01/36, total market value $49,980,001)	49,000	49,000
Goldman Sachs 5.280% (dated 08/31/06, due 09/01/06, repurchase price $40,005,867, collateralized by Federal Home Loan Mortgage Corporation Bonds and Federal National Mortgage Association Bonds, 4.000% to 7.500%, due 04/01/09 to 07/01/36, total market value $40,800,000)	40,000	40,000
Greenwich Capital 5.280% (dated 08/31/06, due 09/01/06, repurchase price $40,005,867, collateralized by Federal Home Loan Mortgage Corporation Bond, 5.825%, due 07/01/36, total market value $40,801,088)	40,000	40,000

Total Repurchase Agreements (Cost $175,000)		175,000

Total Investments — 100.4% (Cost $1,584,629)*		1,584,629

Allegiant Advantage Institutional Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2006 (Unaudited)

Value (000)
Other Assets & Liabilities – (0.4)%	$(6,749)

TOTAL NET ASSETS — 100.0%	$1,577,880

*	Also cost for federal income tax purposes.

†	The rate shown is the effective yield at purchase date.

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $42,510 and represents 2.7% of net assets as of August 31, 2006.

(B)	Illiquid Security. Total market value of illiquid securities is (000) $30,000 and represents 1.9% of net assets as of August 31, 2006.

AMBAC	— American Municipal Bond Assurance Corporation
COP	— Certificate of Participation
FRN	— Floating Rate Note: the rate shown is the rate in effect on August 31, 2006, and the date shown is the final maturity date, not the next reset or put date. The rate floats based on a predetermined index.
FSA	— Federal Security Assurance
GO	— General Obligation
LLC	— Limited Liability Company
LOC	— Letter of Credit
MTN	— Medium Term Note
PLC	— Public Liability Company
RB	— Revenue Bond
VRDN	— Variable Rate Demand Note: the rate shown is the rate in effect on August 31, 2006, and the date shown is the final maturity date, not the next reset or put date.

See Notes to Schedule of Investments.

Allegiant Advantage Institutional Money Market Fund

NOTES TO SCHEDULE OF INVESTMENTS

August 31, 2006 (Unaudited)

1. Investment Valuation

The investments of the Fund, other than investments in other money market funds, are valued at amortized cost, which approximates market value.The amortized cost method values an investment at its cost at the time of purchase and thereafter assumes a constant accretion of discount or amortization of premium to maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its investments at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees. No investments held at August 31, 2006 were valued at other than amortized cost.

Investments in other money market funds are valued at their respective net asset values as determined by those funds each business day.

2. Investment Transactions

Investment transactions are recorded on trade date.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Allegiant Advantage Fund

By (Signature and Title)*	/s/ Timothy L. Swanson
Timothy L. Swanson, President, Chief Executive Officer & Chief Legal Officer (principal executive officer)

Date	October 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Timothy L. Swanson
Timothy L. Swanson, President, Chief Executive Officer & Chief Legal Officer (principal executive officer)

Date	October 25, 2006

By (Signature and Title)*	/s/ Patrick E. Glazar
Patrick E. Glazar, Treasurer (principal financial officer)

Date	October 26, 2006

*	Print the name and title of each signing officer under his or her signature.